Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss for the period	$ (344)	$ (5,357)
Adjustments for:
Depreciation and amortization	4,545	4,859
Unrealized foreign exchange (gain) loss	(781)	1,122
Share-based compensation expense	6,653	3,129
Finance costs	353	843
Deferred income tax recovery	(1,069)	(130)
Impairment charges	428	1,798
Derivative contracts designated as cash flow hedges	(990)	599
Changes in cash held in trust	(1,147)	2,254
Changes in non-cash balances related to operations	18,872	(13,331)
Interest paid	(391)	(812)
Net cash provided by (used in) operating activities	26,129	(5,026)
Cash flows from investing activities
Acquisition of property and equipment	(904)	(450)
Additions to intangible assets	(880)	(1,837)
Net cash used in investing activities	(1,784)	(2,287)
Cash flows from financing activities
Proceeds from issuance of share capital, net of issuance costs	23,275	0
Proceeds from long term debt	0	40,000
Repayment of long term debt	(15,000)	(25,000)
Payment of principal portion of lease liabilities	(1,231)	(1,293)
Proceeds from exercise of share options	187	67
Shares repurchased and cancelled	0	(1,042)
Purchase of shares held in trust	(3,257)	0
Taxes paid on net settlement of RSUs	(2,527)	(1,209)
Net cash provided by financing activities	1,447	11,523
Effect of exchange rate fluctuations on cash held	786	(1,105)
Net increase in cash and cash equivalents	26,578	3,105
Cash and cash equivalents at beginning of the period	73,070	69,965
Cash and cash equivalents at end of the period	99,648	73,070
Interest Received	126	365
Taxes Received	1,768	(0)
Taxes Paid	$ (166)	$ (1,852)